                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ];          Amendment Number:
                                                       ------
This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Charles Stewart Mott Foundation
Address:       503 S. Saginaw Street
               Flint, MI 48302-1820


Form 13F File Number: 28-05859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Phillip H. Peters
Title:         Secretary/Treasurer
Phone:         (810) 238-5651

Signature, Place, and Date of Signing:

 /s/ Phillip H. Peters         Flint, MI                    7/25/11
----------------------         ---------                    -------
[Signature]                    [City, State]                [Date]

Report Type  (Check only one):

[X]         13F HOLDINGS REPORT. (Check here if all holdings of this
             reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

----------------------          --------------------------------

     [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          24


Form 13F Information Table Value Total:          $90,947
                                                 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number          Name
                  28-
     -----           -------------              ------------------------------

     [Repeat as necessary.]


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FORM 13F INFORMATION TABLE

Column 1                Column 2   Column 3   Column 4           Column 5               Column 6   Column 7           Column 8
                                                         --------------------------                            ---------------------
                        Title of                Value    Shrs or     sh/       put/    Investment   Other        Voting Authority
Name of Issuer           Class       Cusip    (x$1000)   Prn Amt     prn       call    Discretion  Managers    Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODUCTS &
CHEMICAL INC           COM         009158106     2,236     23,389  sh                  Sole                     23,389
APACHE CORP            COM         037411105     2,285     18,518  sh                  Sole                     18,518
BARRICK GOLD CORP      COM         067901108     2,289     50,541  sh                  Sole                     50,541
BHP BILLITON LTD       SPONSORED
SPON ADR               ADR         088606108     2,300     24,307  sh                  Sole                     24,307
CONOCOPHILLIPS         COM         20825C104     2,277     30,279  sh                  Sole                     30,279
DIAMOND OFFSHORE
DRILLING INC           COM         25271C102     2,293     32,573  sh                  Sole                     32,573
ENERGEN CORP           COM         29265N108     2,247     39,768  sh                  Sole                     39,768
FREEPORT-MCMORAN
COPPER & GOLD          COM         35671D857     2,326     43,978  sh                  Sole                     43,978
INTERNATIONAL PAPER
CO                     COM         460146103     3,391    113,717  sh                  Sole                    113,717
ISHARES TR             MSCI EMERG
                       MKT         464287234    19,516    410,000  sh                  Sole                    410,000
ISHARES TR             S&P MIDCAP
                       400         464287507    18,807    192,500  sh                  Sole                    192,500
MARATHON OIL CORP      COM         565849106     2,274     43,173  sh                  Sole                     43,173
MONSANTO CO            COM         61166W101     2,405     33,158  sh                  Sole                     33,158
NUCOR CORP             COM         670346105     2,304     55,889  sh                  Sole                     55,889
PEABODY ENERGY
CORP                   COM         704549104     2,256     38,298  sh                  Sole                     38,298
POTASH CORP SASK
INC ADR                COM         73755L107     2,301     40,368  sh                  Sole                     40,368
PROLOGIS INC           COM         74340W103     2,309     64,428  sh                  Sole                     64,428
SCHLUMBERGER LTD       COM         806857108     2,272     26,298  sh                  Sole                     26,298
SIGMA ALDRICH CORP     COM         826552101     2,293     31,247  sh                  Sole                     31,247
SIMON PROPERTY
GROUP INC              COM         828806109     2,261     19,451  sh                  Sole                     19,451
VALE S A ADR           ADR         91912E105     2,262     70,803  sh                  Sole                     70,803
VORNADO RLTY TR        SH BEN INT  929042109     2,243     24,067  sh                  Sole                     24,067
WEYERHAEUSER CO        COM         962166104     3,480    159,204  sh                  Sole                    159,204
TRANSOCEAN LTD         REG SHS     H8817H100     2,320     35,935  sh                  Sole                     35,935
                                                90,947